SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2021
SELLING AND MARKETING EXPENSES
SELLING AND MARKETING EXPENSES

NOTE 22 - SELLING AND MARKETING EXPENSES:

	Year Ended December 31,
	2021	2020	2019

	U.S. dollars in thousands
Payroll and related expenses	24,227	20,756	9,335
Share-based payments	2,570	1,464	941
Professional services	17,441	18,957	3,680
Samples	1,008	438	178
Travel, Fleet, meals and related expenses	7,305	5,729	2,193
Office-related expenses	1,285	957	789
Other	1,787	984	1,217
	55,623	49,285	18,333